The Spectra Funds

111 Fifth Avenue

New York, New York 10003

October 15, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:      The Spectra Funds (File Nos. 033-98102 and 811-01743)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of The Spectra Funds (the “Fund”) that the Prospectus relating to Spectra Technology Fund and Statement of Additional Information relating to Spectra Fund, Spectra Green Fund, Spectra Alchemy Fund, Spectra International Opportunities Fund and Spectra Technology Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 22 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 22 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on October 10, 2007.

Very truly yours,

/s/ Lisa Moss
Lisa Moss
Assistant Secretary